Taxes (Details) - Schedule of provision for income tax - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Provision For Income Tax Abstract
Current income tax provision	$ 1,849,570	$ 2,968,362	$ 2,251,672
Deferred income tax provision	244,506	704,262	353,097
Total	$ 2,094,076	$ 3,672,624	$ 1,898,575